Discontinued Operations (Schedule Of Major Classes Of Assets And Liabilities Components Of Discontinued Operations) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Discontinued Operations [Abstract]
Accounts receivable	$ 1,763
Natural gas properties, net	67,301
Total discontinued assets	69,259
Accounts payable	711
Accrued liabilities	771
Asset retirement obligation	7,692
Total discontinued liabilities	$ 9,270